UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BANK LOANS – 3.6%
$276,389	Alon USA Energy, Inc. 10.000%, 11/9/20181, 2, 3	$287,168
248,752	Ameriforge Group, Inc. 5.000%, 1/7/20191, 2, 3	250,308
925,000	BATS Global Markets, Inc. 7.000%, 11/20/20181, 2, 3	933,094
498,836	Calceus Acquisition, Inc. 5.750%, 1/7/20201, 2, 3	503,201
1,000,000	Chesapeake Energy Corp. 5.750%, 12/2/20171, 2, 3	1,026,775
497,503	Collective Brands, Inc. 7.250%, 9/19/20191, 2, 3	506,625
500,000	EP Energy LLC 4.500%, 4/23/20191, 2, 3	504,687
496,243	Monitronics International, Inc. 4.500%, 3/23/20181, 2, 3	501,000
962,500	Offshore Group Investment Ltd. (Cayman Islands) 6.250%, 10/17/20171, 2, 3	972,524
918,553	Sage Products Holdings III LLC 5.250%, 12/13/20191, 2, 3	926,783
497,500	SunGard Data Systems, Inc. 4.500%, 12/4/20191, 2, 3	505,119
997,500	U.S. Coatings Acquisition, Inc. 4.750%, 2/1/20201, 2, 3	1,009,829
485,199	Windsor Financing LLC 6.250%, 11/30/20171, 2, 3	498,542
	TOTAL BANK LOANS (Cost $8,199,741)	8,425,655

	BONDS – 72.5%
	ASSET-BACKED SECURITIES – 57.1%
	Apidos CDO (Cayman Islands)
3,200,000	0.000%, 4/15/20251, 2, 4	3,072,000
5,000,000	3.768%, 4/15/20251, 2, 4	4,768,721
3,000,000	5.518%, 4/15/20251, 2, 4	2,589,241
1,250,000	Apidos CDO IV (Cayman Islands) 3.864%, 10/27/20181, 2	1,166,367
750,000	Apidos CLO XI (Cayman Islands) 4.518%, 1/17/20231, 2	749,221
1,500,000	Apidos CLO XII (Cayman Islands) 4.673%, 4/15/20251, 2, 4	1,337,928
3,000,000	Atrium CDO Corp. (Cayman Islands) 6.265%, 10/23/20221, 2, 4	2,952,613
	Atrium IX (Cayman Islands)
5,000,000	0.000%, 2/28/20242	5,161,051

 Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,500,000	5.457%, 2/28/20241, 2, 4	$3,273,678
2,000,000	Atrium X (Cayman Islands) 3.776%, 7/16/20251, 4	1,934,199
3,000,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.525%, 5/15/20231, 2, 4	3,006,454
2,000,000	Babson CLO Ltd. 2013-I (Cayman Islands) 3.712%, 4/20/20251, 2, 4	1,919,596
5,095,431	Babson CLO, Inc. 2005-I (Cayman Islands) 0.558%, 4/15/20191, 2, 4	5,066,752
146,644	Babson CLO, Inc. 2005-III (Cayman Islands) 0.525%, 11/10/20191, 4	144,625
1,700,000	BlueMountain CLO 2012-2 Ltd. (Cayman Islands) 0.000%, 11/20/20242, 4	1,556,164
	BlueMountain CLO Ltd. (Cayman Islands)
5,000,000	6.024%, 8/16/20221, 2, 4	4,997,835
3,000,000	3.816%, 1/22/20251, 2, 4	2,887,761
3,000,000	Cent CLO 17 (Cayman Islands) 0.000%, 1/30/20252, 4	2,752,087
1,980,000	Diamond Lake CLO Ltd. (Cayman Islands) 1.875%, 12/1/20191, 2, 4	1,839,678
3,000,000	Dryden XXII Senior Loan Fund (Cayman Islands) 5.468%, 1/15/20221, 2, 4	2,932,739
2,500,000	Fraser Sullivan CLO II Ltd. (Cayman Islands) 1.772%, 12/20/20201, 2, 4	2,344,949
1,500,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.266%, 4/20/20231, 2, 4	1,486,593
2,000,000	Greywolf CLO II Ltd. (Cayman Islands) 4.114%, 4/15/20251, 2, 4	1,939,247
2,700,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 6.523%, 3/14/20221, 2, 4	2,699,287
2,000,000	ING IM CLO 2013-2 Ltd. (Cayman Islands) 3.776%, 4/25/20251, 2, 4	1,919,603
2,000,000	LCM LP (Cayman Islands) 4.925%, 7/15/20251, 2, 4	1,787,500
3,000,000	LCM XIII LP (Cayman Islands) 0.000%, 1/19/20232, 4	2,747,281
11,650,000	Marathon CLO IV Ltd. (Cayman Islands) 6.024%, 5/20/20231, 2, 4	11,375,067
2,000,000	Marathon CLO V Ltd. (Cayman Islands) 5.989%, 2/21/20251, 2, 4	1,926,918
2,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.769%, 4/12/20241, 2, 4	1,773,451
1,400,000	OCP CLO 2012-1 Ltd. (Cayman Islands) 5.773%, 3/22/20231, 2, 4	1,344,660

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	OCP CLO 2013-3 Ltd. (Cayman Islands) 5.534%, 1/17/20251, 2, 4	$932,641
3,000,000	OHA Loan Funding Ltd. (Cayman Islands) 3.878%, 7/23/20251, 2, 4	2,854,977
	OZLM Funding III Ltd. (Cayman Islands)
8,350,000	1.596%, 1/22/20251, 2, 4	8,363,061
1,250,000	5.266%, 1/22/20251, 2, 4	1,133,378
	OZLM Funding Ltd. (Cayman Islands)
5,000,000	5.266%, 7/22/20231, 2, 4	5,004,488
4,350,000	6.366%, 7/22/20231, 2, 4	4,295,813
2,000,000	4.616%, 10/30/20231, 2, 4	1,993,600
5,250,000	3.517%, 7/22/20251, 2, 4	4,989,375
3,000,000	5.217%, 7/22/20251, 2, 4	2,542,028
9,651,441	Sapphire Valley CDO Ltd. (Cayman Islands) 0.538%, 12/15/20221, 2, 4	9,313,577
1,350,000	Symphony CLO VII Ltd. (Cayman Islands) 3.464%, 7/28/20211, 2, 4	1,324,659
2,500,000	Symphony CLO X Ltd. (Cayman Islands) 5.515%, 7/23/20231, 2, 4	2,515,589
2,100,000	Venture CLO Ltd. (Cayman Islands) 6.775%, 11/14/20221, 2	2,113,844
2,500,000	Venture X CLO Ltd. (Cayman Islands) 0.000%, 2/28/20242, 4	2,308,048
	TOTAL ASSET-BACKED SECURITIES (Cost $134,054,162)	135,138,344

	CORPORATE – 15.4%
	BASIC MATERIALS – 0.8%
500,000	Hexion U.S. Finance Corp. 6.625%, 4/15/20202	513,750
500,000	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 2/1/20182	522,500
132,000	Horsehead Holding Corp. 3.800%, 7/1/20175, 6	141,157
90,000	Kaiser Aluminum Corp. 4.500%, 4/1/20155, 6	127,013
268,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20145, 6	262,305
300,000	Stillwater Mining Co. 1.750%, 10/15/20322, 5, 6	335,812
		1,902,537
	COMMUNICATIONS – 1.1%
225,000	Blucora, Inc. 4.250%, 4/1/20192, 4, 5, 6	261,422

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$246,000	Ciena Corp. 4.000%, 12/15/20205, 6	$341,940
120,000	Equinix, Inc. 3.000%, 10/15/20145	195,375
300,000	Frontier Communications Corp. 7.125%, 3/15/20192	318,000
163,000	SBA Communications Corp. 4.000%, 10/1/20145	401,082
149,000	TIBCO Software, Inc. 2.250%, 5/1/20322, 5, 6	151,049
274,000	VeriSign, Inc. 3.250%, 8/15/20375	405,520
215,000	WebMD Health Corp. 2.500%, 1/31/20185, 6	210,162
148,000	XM Satellite Radio, Inc. 7.000%, 12/1/20144, 5	310,245
		2,594,795
	CONSUMER, CYCLICAL – 1.5%
196,000	Callaway Golf Co. 3.750%, 8/15/20192, 4, 5, 6	221,235
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	218,500
155,000	DR Horton, Inc. 2.000%, 5/15/20145	244,222
133,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20165, 6	159,268
91,000	Iconix Brand Group, Inc. 2.500%, 6/1/20165	110,849
51,000	JetBlue Airways Corp. 6.750%, 10/15/20392, 5, 6	73,472
113,000	KB Home 1.375%, 2/1/20192, 5, 6	115,472
241,000	Lennar Corp. 2.750%, 12/15/20202, 4, 5, 6	393,432
	Meritage Homes Corp.
150,000	4.500%, 3/1/20182	150,750
101,000	1.875%, 9/15/20322, 5, 6	112,489
158,000	Meritor, Inc. 7.875%, 3/1/20262, 4, 5, 6	200,956
175,000	MGM Resorts International 4.250%, 4/15/20155, 6	204,422

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$174,000	Ryland Group, Inc. 1.625%, 5/15/20185, 6	$246,863
228,000	Standard Pacific Corp. 1.250%, 8/1/20322, 5, 6	286,710
67,000	Tesla Motors, Inc. 1.500%, 6/1/20185	87,435
64,000	Titan Machinery, Inc. 3.750%, 5/1/20195, 6	59,760
120,000	Toll Brothers Finance Corp. 0.500%, 9/15/20322, 4, 5, 6	120,600
174,000	WESCO International, Inc. 6.000%, 9/15/20292, 5	474,367
		3,480,802
	CONSUMER, NON-CYCLICAL – 3.4%
500,000	APX Group, Inc. 6.375%, 12/1/20192, 4	490,000
59,000	Ascent Capital Group, Inc. 4.000%, 7/15/20205, 6	60,586
65,000	CBIZ, Inc. 4.875%, 10/1/20154, 5, 6	75,725
184,000	Chiquita Brands International, Inc. 4.250%, 8/15/20165, 6	177,905
1,000,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/20182	1,022,500
178,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20175	392,490
148,000	Endo Health Solutions, Inc. 1.750%, 4/15/20155, 6	204,610
87,000	Exelixis, Inc. 4.250%, 8/15/20195, 6	90,752
750,000	HCA, Inc. 6.500%, 2/15/20202	827,812
	Hertz Corp.
400,000	7.500%, 10/15/20182	437,000
500,000	5.875%, 10/15/20202	530,000
141,000	Illumina, Inc. 0.250%, 3/15/20164, 5, 6	159,594
132,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20194, 5, 6	243,210
126,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20272, 5	127,890

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$203,000	Medicines Co. 1.375%, 6/1/20174, 5, 6	$259,333
109,000	Omnicare, Inc. 3.750%, 12/15/20255	221,134
	PHH Corp.
98,000	6.000%, 6/15/20175	191,713
250,000	7.375%, 9/1/20192	275,312
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20202	510,000
250,000	Sky Growth Acquisition Corp. 7.375%, 10/15/20202, 4	261,250
158,000	Theravance, Inc. 2.125%, 1/15/20235, 6	244,900
400,000	United Rentals North America, Inc. 5.750%, 7/15/20182	430,000
193,000	Volcano Corp. 1.750%, 12/1/20175, 6	184,315
500,000	VPII Escrow Corp. (Canada) 7.500%, 7/15/20212, 4	538,750
156,000	Wright Medical Group, Inc. 2.000%, 8/15/20174, 5, 6	195,585
		8,152,366
	ENERGY – 2.1%
250,000	Access Midstream Partners LP / ACMP Finance Corp. 6.125%, 7/15/20222	263,125
250,000	Antero Resources Finance Corp. 6.000%, 12/1/20202	252,500
500,000	Atlas Resource Escrow Corp. 9.250%, 8/15/20212, 4	506,250
51,000	Cobalt International Energy, Inc. 2.625%, 12/1/20195, 6	57,152
480,000	Crosstex Energy LP / Crosstex Energy Finance Corp. 7.125%, 6/1/20222	498,000
133,000	Goodrich Petroleum Corp. 5.000%, 10/1/20292, 5, 6	136,242
750,000	Halcon Resources Corp. 9.750%, 7/15/20202	781,875
153,000	Newpark Resources, Inc. 4.000%, 10/1/20175, 6	198,804
500,000	Pacific Drilling S.A. (Luxembourg) 5.375%, 6/1/20202, 4	491,250

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$500,000	Samson Investment Co. 10.000%, 2/15/20202, 4	$532,500
330,000	Stone Energy Corp. 1.750%, 3/1/20175, 6	319,069
97,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20432, 4, 5, 6	102,093
113,000	Western Refining, Inc. 5.750%, 6/15/20145	355,173
400,000	WPX Energy, Inc. 5.250%, 1/15/20172	425,000
		4,919,033
	FINANCIAL – 2.5%
108,000	Air Lease Corp. 3.875%, 12/1/20185, 6	135,473
500,000	Aircastle Ltd. (Bermuda) 6.750%, 4/15/20172	543,750
63,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20292, 4, 5, 6	122,141
250,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20215, 6	390,781
166,000	DFC Global Corp. 3.250%, 4/15/20174, 5, 6	172,121
250,000	DuPont Fabros Technology LP 8.500%, 12/15/20172	266,875
	Encore Capital Group, Inc.
194,000	3.000%, 11/27/20174, 5, 6	265,537
26,000	3.000%, 7/1/20204, 5, 6	27,154
	Forest City Enterprises, Inc.
117,000	4.250%, 8/15/20182, 5, 6	126,653
140,000	3.625%, 8/15/20202, 4, 5, 6	138,425
174,000	Forestar Group, Inc. 3.750%, 3/1/20205, 6	200,318
800,000	International Lease Finance Corp. 8.750%, 3/15/2017	922,000
37,000	iStar Financial, Inc. 3.000%, 11/15/20165, 6	44,909
107,000	Jefferies Group LLC 3.875%, 11/1/20292, 5, 6	113,621
226,000	Knight Capital Group, Inc. 3.500%, 3/15/20155	227,412
122,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20204, 5, 6	139,080

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$114,000	MGIC Investment Corp. 9.000%, 4/1/20632, 4, 5, 6	$131,456
500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/20182	507,500
500,000	Provident Funding Associates LP / PFG Finance Corp. 6.750%, 6/15/20212, 4	508,750
210,000	Radian Group, Inc. 2.250%, 3/1/20195, 6	310,537
250,000	Stearns Holdings, Inc. 9.375%, 8/15/20202, 4	256,875
326,000	Walter Investment Management Corp. 4.500%, 11/1/20195, 6	349,839
		5,901,207
	INDUSTRIAL – 1.8%
343,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20185, 6	452,331
172,000	Covanta Holding Corp. 3.250%, 6/1/20145, 6	228,222
125,000	Exopack Holding Corp. 10.000%, 6/1/20182	131,250
500,000	Flextronics International Ltd. (Singapore) 4.625%, 2/15/20202, 4	500,000
	General Cable Corp.
500,000	2.649%, 4/1/20151, 2	495,000
359,000	4.500%, 11/15/20291, 5, 6	404,099
94,000	Greenbrier Cos., Inc. 3.500%, 4/1/20185, 6	96,879
750,000	Jack Cooper Holdings Corp. 9.250%, 6/1/20202, 4	776,250
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20182	535,000
111,000	RTI International Metals, Inc. 1.625%, 10/15/20195, 6	113,220
250,000	Sequa Corp. 7.000%, 12/15/20172, 4	251,250
70,000	Spirit Aerosystems, Inc. 7.500%, 10/1/20172	73,588
160,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20424, 5, 6	210,200
		4,267,289

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY – 1.5%
$37,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20204, 5, 6	$41,833
138,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20175, 6	160,856
182,000	Cadence Design Systems, Inc. 2.625%, 6/1/20155, 6	355,582
77,000	Concur Technologies, Inc. 2.500%, 4/15/20154, 5, 6	133,499
202,000	Electronic Arts, Inc. 0.750%, 7/15/20165, 6	222,326
500,000	iGATE Corp. 9.000%, 5/1/20162	541,875
500,000	Infor US, Inc. 9.375%, 4/1/20192	561,250
326,000	Microchip Technology, Inc. 2.125%, 12/15/20375, 6	502,244
187,000	Micron Technology, Inc. 1.500%, 8/1/20312, 5, 6	267,878
285,000	Novellus Systems, Inc. 2.625%, 5/15/20415, 6	441,928
179,000	SanDisk Corp. 1.500%, 8/15/20175	227,666
112,000	Take-Two Interactive Software, Inc. 4.375%, 6/1/20145, 6	177,310
		3,634,247
	UTILITIES – 0.7%
7,594	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 5, 6	371,157
500,000	DPL, Inc. 6.500%, 10/15/20162	532,500
400,000	GenOn Energy, Inc. 9.500%, 10/15/20182	460,000
151,000	PNM Resources, Inc. 9.250%, 5/15/2015	170,252
		1,533,909
	TOTAL CORPORATE (Cost $33,176,394)	36,386,185

	TOTAL BONDS (Cost $167,230,556)	171,524,529

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 13.0%
	BASIC MATERIALS – 0.2%
2,460	Eastman Chemical Co.	$197,858
1,600	LyondellBasell Industries N.V. - Class A (Netherlands)	109,936
8,917	Olin Corp.	217,575
900	WR Grace & Co.*	69,138
		594,507
	COMMUNICATIONS – 2.5%
10,181	ADTRAN, Inc.	269,084
1,450	AMC Networks, Inc. - Class A*	98,977
600	CBS Corp. - Class B	31,704
3,360	Ciena Corp.*	74,122
13,530	Cisco Systems, Inc.	345,692
400	Discovery Communications, Inc. - Class A*	31,888
5,710	eBay, Inc.*	295,150
11,556	EZchip Semiconductor Ltd. (Israel)*	365,747
6,480	F5 Networks, Inc.*	568,685
8,740	Facebook, Inc. - Class A*	321,894
24,416	Finisar Corp.*	471,961
70	Google, Inc. - Class A*	62,132
13,899	IPG Photonics Corp.	846,449
1,613	Liberty Global PLC (United Kingdom)*	124,459
3,261	Liberty Global PLC - Class A (United Kingdom)*	264,532
215	Netflix, Inc.*6	52,507
2,100	Nexstar Broadcasting Group, Inc. - Class A6	75,684
600	Pandora Media, Inc.*	11,004
280	priceline.com, Inc.*	245,188
30,831	RF Micro Devices, Inc.*	160,013
4,500	Ruckus Wireless, Inc.*	59,895
1,800	Shutterfly, Inc.*6	96,462
6,800	Sinclair Broadcast Group, Inc. - Class A6	191,828
9,700	T-Mobile US, Inc.6	233,867
2,200	Tribune Co.*6	139,040
2,300	Trulia, Inc.*	85,698
10,950	WPP PLC (United Kingdom)	197,213
4,610	Yandex N.V. - Class A (Netherlands)*6	149,825
		5,870,700
	CONSUMER, CYCLICAL – 2.8%
1,110	Adidas A.G. (Germany)	123,744
1,600	Bed Bath & Beyond, Inc.*	122,352
4,300	Best Buy Co., Inc.	129,387
3,400	BJ's Restaurants, Inc.*	121,176
1,387	Casey's General Stores, Inc.	91,861
10,526	Children's Place Retail Stores, Inc.*6	568,825
360	Chipotle Mexican Grill, Inc.*	148,417

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
5,653	Conn's, Inc.*	$365,297
4,360	Fifth & Pacific Cos., Inc.*	103,855
2,677	Hanesbrands, Inc.	169,882
10,968	Harley-Davidson, Inc.	622,653
16,622	hhgregg, Inc.*	260,799
13,217	La-Z-Boy, Inc.	273,988
3,650	Las Vegas Sands Corp.6	202,831
1,940	Lear Corp.6	134,384
1,200	Macy's, Inc.	58,008
3,290	Michael Kors Holdings Ltd. (China)*6	221,549
3,250	Norwegian Cruise Line Holdings Ltd.*	98,345
1,200	Restoration Hardware Holdings, Inc.*	80,184
900	Ross Stores, Inc.	60,723
63,431	Scientific Games Corp. - Class A*6	864,565
6,700	Six Flags Entertainment Corp.6	246,493
31,843	Sonic Corp.*6	489,427
2,900	Starwood Hotels & Resorts Worldwide, Inc.	191,835
2,200	TJX Cos., Inc.	114,488
1,700	Under Armour, Inc. - Class A*	114,121
610	Volkswagen A.G. (Germany)	138,887
15,840	Wabash National Corp.*6	169,963
924	Watsco, Inc.	86,255
7,637	Winnebago Industries, Inc.*6	182,677
		6,556,971
	CONSUMER, NON-CYCLICAL – 1.9%
2,870	ACADIA Pharmaceuticals, Inc.*6	56,539
2,200	AmerisourceBergen Corp.6	128,194
3,430	Beam, Inc.6	222,916
860	Biogen Idec, Inc.*6	187,592
9,430	Bristol-Myers Squibb Co.6	407,753
1,650	Cigna Corp.	128,419
2,530	Colgate-Palmolive Co.	151,471
21,227	Cynosure, Inc. - Class A*6	604,545
2,100	Express Scripts Holding Co.*	137,655
4,160	FTI Consulting, Inc.*	155,002
3,450	Gilead Sciences, Inc.*	212,002
55,283	Great Lakes Dredge & Dock Corp.	425,126
1,930	Hershey Co.6	183,099
3,900	Hertz Global Holdings, Inc.*	99,879
33,318	Korn/Ferry International*6	650,701
3,200	Macquarie Infrastructure Co. LLC	186,816
1,300	McKesson Corp.	159,458
1,160	Pharmacyclics, Inc.*6	126,011

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,330	United Rentals, Inc.*6	$133,556
900	Vertex Pharmaceuticals, Inc.*6	71,820
		4,428,554
	ENERGY – 0.7%
15,818	Approach Resources, Inc.*6	419,019
6,470	Cobalt International Energy, Inc.*	186,659
1,960	Concho Resources, Inc.*6	175,792
4,320	Halliburton Co.	195,221
0.033	Kinder Morgan Management LLC*	3
31,717	Northern Oil and Gas, Inc.*	418,982
5,220	Southwestern Energy Co.*6	202,484
		1,598,160
	FINANCIAL – 1.0%
1,280	Affiliated Managers Group, Inc.*6	230,848
4,600	American International Group, Inc.*	209,346
1,700	Ares Capital Corp.6	30,243
400	BlackRock, Inc.	112,784
3,910	Citigroup, Inc.	203,867
4,900	Discover Financial Services	242,599
10,000	ING Groep N.V. - ADR (Netherlands)*	101,700
1,230	IntercontinentalExchange, Inc.*	224,414
3,500	JPMorgan Chase & Co.	195,055
6,200	Medley Capital Corp.	90,520
3,545	Outerwall, Inc.*	195,861
3,200	PennantPark Investment Corp.6	37,280
1,100	Radian Group, Inc.	15,455
1,850	State Street Corp.6	128,890
15,759	Summit Hotel Properties, Inc. - REIT6	159,481
1,020	Visa, Inc. - Class A6	180,550
		2,358,893
	INDUSTRIAL – 1.6%
4,360	AMETEK, Inc.6	201,781
1,900	B/E Aerospace, Inc.*	132,449
2,240	Barnes Group, Inc.	73,920
600	Boeing Co.	63,060
10,938	Briggs & Stratton Corp.	221,494
937	Clean Harbors, Inc.*	52,884
850	Cummins, Inc.	103,012
2,760	Eaton Corp. PLC (Ireland)	190,302
1,400	Garmin Ltd. (Switzerland)	56,112
9,700	General Electric Co.	236,389
14,514	Greenbrier Cos., Inc.*	331,935

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,790	Honeywell International, Inc.	$148,534
2,504	Lennox International, Inc.	179,837
1,852	Martin Marietta Materials, Inc.	184,459
6,067	OSI Systems, Inc.*	427,056
2,950	Pentair Ltd. (Switzerland)	180,186
1,090	Rockwell Automation, Inc.	105,567
8,300	Rogers Corp.*6	461,646
7,058	Swift Transportation Co.*6	125,915
2,080	TE Connectivity Ltd. (Switzerland)6	106,163
950	Union Pacific Corp.6	150,661
		3,733,362
	TECHNOLOGY – 2.3%
660	Apple, Inc.6	298,650
3,800	Avago Technologies Ltd. (Singapore)6	139,384
2,980	Broadcom Corp. - Class A	82,159
2,140	Citrix Systems, Inc.*	154,123
6,565	Cognizant Technology Solutions Corp. - Class A*	475,240
57,013	Cypress Semiconductor Corp.	728,056
5,110	EMC Corp.	133,626
24,945	Freescale Semiconductor Ltd.*	391,636
3,580	Informatica Corp.*	136,649
89,712	Integrated Device Technology, Inc.*	808,305
56,474	NVIDIA Corp.	814,920
2,300	NXP Semiconductor N.V. (Netherlands)*6	75,095
2,350	Salesforce.com, Inc.*	102,812
2,810	ServiceNow, Inc.*6	122,460
20,837	Skyworks Solutions, Inc.*	500,505
5,840	Take-Two Interactive Software, Inc.*	102,375
45,772	TriQuint Semiconductor, Inc.*6	365,718
2,130	Xilinx, Inc.6	99,450
		5,531,163
	TOTAL COMMON STOCKS (Cost $28,274,224)	30,672,310

	PREFERRED STOCKS – 2.9%
	BASIC MATERIALS – 0.1%
9,723	ArcelorMittal (Luxembourg) 6.000%, 12/21/20155	206,766

	COMMUNICATIONS – 0.2%
128	Interpublic Group of Cos., Inc. 5.250%, 12/31/20492, 5, 6	172,112

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	COMMUNICATIONS (Continued)
1,631	Iridium Communications, Inc. 7.000%, 12/31/20494, 5, 6	$180,837
		352,949
	CONSUMER, CYCLICAL – 0.1%
4,534	Continental Airlines Finance Trust II 6.000%, 11/14/20302, 5, 6	212,531
2,283	Goodyear Tire & Rubber Co. 5.875%, 3/31/20145, 6	127,063
		339,594
	CONSUMER, NON-CYCLICAL – 0.6%
888	Alere, Inc. 3.000%, 12/31/20495, 6	241,314
3,199	Bunge Ltd. (Bermuda) 4.875%, 12/31/20495, 6	338,294
294	HealthSouth Corp. 6.500%, 12/31/20495, 6	369,044
4,022	Omnicare Capital Trust II 4.000%, 6/15/20332, 5, 6	262,310
637	Post Holdings, Inc. 3.750%, 12/31/20494, 5, 6	72,140
172	Universal Corp. 6.750%, 12/31/20492, 5, 6	232,458
		1,515,560
	ENERGY – 0.6%
3,185	Apache Corp. 6.000%, 8/1/20135	146,892
341	Chesapeake Energy Corp. 5.750%, 12/31/20494, 5, 6	365,723
1,227	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20495	374,618
1,439	Penn Virginia Corp. 6.000%, 12/31/20495, 6	143,900
	Sanchez Energy Corp.
4,816	4.875%, 12/31/20494, 5, 6	291,368
719	6.500%, 12/31/20494, 5, 6	43,794
1,268	SandRidge Energy, Inc. 7.000%, 12/31/20495, 6	119,747
		1,486,042
	FINANCIAL – 1.3%
9,994	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20134, 5, 6	150,498

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
13,228	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20495, 6	$338,967
6,910	AMG Capital Trust II 5.150%, 10/15/20375	398,189
214	Bank of America Corp. 7.250%, 12/31/20495, 6	240,670
6,703	Health Care REIT, Inc. 6.500%, 12/31/20495, 6	403,856
98	Huntington Bancshares, Inc. 8.500%, 12/31/20495	119,780
3,796	iStar Financial, Inc. 4.500%, 12/31/20492, 5, 6	200,239
3,163	KeyCorp 7.750%, 12/31/20495, 6	406,841
4,977	MetLife, Inc. 5.000%, 9/4/20135	283,988
155	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20495, 6	269,739
234	Wintrust Financial Corp. 5.000%, 12/31/20495, 6	263,893
		3,076,660
	TOTAL PREFERRED STOCKS (Cost $6,030,195)	6,977,571

	EXCHANGE-TRADED FUNDS – 1.8%
10,000	iShares MSCI All Country Asia ex Japan ETF6	558,900
5,000	iShares MSCI EAFE ETF6	301,850
10,000	PowerShares Buyback Achievers Portfolio6	380,600
10,200	SPDR S&P 500 ETF Trust	1,720,332
10,000	Vanguard FTSE Europe ETF	518,000
15,000	Vanguard FTSE Pacific ETF	853,050
1,100	WisdomTree Japan Hedged Equity Fund	49,665
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,242,148)	4,382,397

Number of Contracts
	PURCHASED OPTION CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	EQUITY – 0.1%
	Approach Resources, Inc.
58	Exercise Price: $27.50, Expiration Date: August 17, 2013	2,610
	Bottomline Technologies, Inc.
72	Exercise Price: $30.00, Expiration Date: August 17, 2013	8,820

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Cypress Semiconductor Corp.
76	Exercise Price: $10.00, Expiration Date: September 21, 2013	$21,280
	F5 Networks, Inc.
17	Exercise Price: $70.00, Expiration Date: August 17, 2013	30,260
11	Exercise Price: $75.00, Expiration Date: August 17, 2013	13,585
	Great Lakes Dredge & Dock Corp.
14	Exercise Price: $7.50, Expiration Date: August 17, 2013	665
	Integrated Device Technology, Inc.
56	Exercise Price: $8.00, Expiration Date: August 17, 2013	5,880
127	Exercise Price: $9.00, Expiration Date: August 17, 2013	3,175
	IPG Photonics Corp.
11	Exercise Price: $60.00, Expiration Date: August 17, 2013	2,750
11	Exercise Price: $60.00, Expiration Date: October 19, 2013	4,510
	LinnCo, Inc.
16	Exercise Price: $37.50, Expiration Date: August 17, 2013	-
	Micron Technology, Inc.
111	Exercise Price: $10.00, Expiration Date: October 19, 2013	39,405
	Northern Oil and Gas, Inc.
35	Exercise Price: $14.00, Expiration Date: August 17, 2013	525
	OSI Systems, Inc.
11	Exercise Price: $65.00, Expiration Date: October 19, 2013	9,460
	RF Micro Devices, Inc.
54	Exercise Price: $5.00, Expiration Date: August 17, 2013	1,512
		144,437
	INDEX – 0.0%
	Chicago Board Options Exchange SPX Volatility Index
350	Exercise Price: $17.00, Expiration Date: September 19, 2013	38,500
	TOTAL CALL OPTIONS (Cost $127,820)	182,937

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Bottomline Technologies, Inc.
43	Exercise Price: $30.00, Expiration Date: August 17, 2013	9,352
	Brunswick Corp.
29	Exercise Price: $33.00, Expiration Date: August 17, 2013	-
	Cabelas, Inc.
46	Exercise Price: $65.00, Expiration Date: August 17, 2013	1,150
	Jacobs Engineering Group, Inc.
23	Exercise Price: $55.00, Expiration Date: September 21, 2013	2,185
	National Instruments Corp.
21	Exercise Price: $30.00, Expiration Date: August 17, 2013	3,360

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Sirius XM Radio, Inc.
111	Exercise Price: $3.00, Expiration Date: January 18, 2014	$888
	SPDR S&P 500 ETF Trust
300	Exercise Price: $150.00, Expiration Date: September 21, 2013	9,300
	Teradyne, Inc.
58	Exercise Price: $18.00, Expiration Date: August 17, 2013	8,468
	ViaSat, Inc.
11	Exercise Price: $65.00, Expiration Date: August 17, 2013	2,833
		37,536
	TOTAL PUT OPTIONS (Cost $118,892)	37,536
	TOTAL PURCHASED OPTION CONTRACTS (Cost $246,712)	220,473

	TOTAL INVESTMENTS – 93.9% (Cost $214,223,576)	222,202,935
	Other Assets in Excess of Liabilities – 6.1%	14,439,146

	TOTAL NET ASSETS – 100.0%	$236,642,081
Principal Amount

	SECURITIES SOLD SHORT – (16.7)%
	BONDS – (1.7)%
	CORPORATE – (1.7)%
	BASIC MATERIALS – (0.2)%
$(500,000)	Momentive Performance Materials, Inc. 8.875%, 10/15/20202	$(535,000)

	CONSUMER, NON-CYCLICAL – (0.8)%
(500,000)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/20232, 4	(495,000)
(1,000,000)	CHS/Community Health Systems, Inc. 7.125%, 7/15/20202	(1,025,000)
(250,000)	HealthSouth Corp. 5.750%, 11/1/20242	(247,188)
		(1,767,188)
	ENERGY – (0.2)%
(500,000)	FTS International Services LLC / FTS International Bonds, Inc. 8.125%, 11/15/20182, 4	(547,500)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL – (0.3)%
$(500,000)	Berry Plastics Corp. 9.500%, 5/15/20182	$(545,000)
(70,000)	Spirit Aerosystems, Inc. 7.500%, 10/1/20172	(73,587)
		(618,587)
	TECHNOLOGY – (0.2)%
(500,000)	Freescale Semiconductor, Inc. 5.000%, 5/15/20212, 4	(483,750)

	TOTAL CORPORATE (Proceeds $4,041,281)	(3,952,025)

	TOTAL BONDS (Proceeds $4,041,281)	(3,952,025)
Number of Shares
	COMMON STOCKS – (12.3)%
	BASIC MATERIALS – (0.3)%
(940)	Air Products & Chemicals, Inc.	(102,122)
(11,036)	ArcelorMittal (Luxembourg)	(143,137)
(5,808)	Horsehead Holding Corp.*	(71,148)
(1,494)	Kaiser Aluminum Corp.	(97,483)
(1,468)	Sterlite Industries India Ltd. - ADR (India)	(7,384)
(18,411)	Stillwater Mining Co.*	(222,773)
		(644,047)
	COMMUNICATIONS – (1.4)%
(580)	Baidu, Inc. - ADR (China)*	(76,740)
(6,807)	Blucora, Inc.*	(136,140)
(7,429)	Ciena Corp.*	(163,884)
(1,248)	Equinix, Inc.*	(223,829)
(5,113)	Interpublic Group of Cos., Inc.	(84,109)
(13,208)	Iridium Communications, Inc.*	(111,211)
(1,613)	Liberty Global PLC (United Kingdom)*	(124,459)
(2,161)	Liberty Global PLC - Class A (United Kingdom)*	(175,300)
(260)	Netflix, Inc.*	(63,497)
(1,510)	Omnicom Group, Inc.	(97,048)
(8,603)	Polycom, Inc.*	(82,245)
(1,600)	Rackspace Hosting, Inc.*	(72,464)
(5,205)	SBA Communications Corp. - Class A*	(385,638)
(78,515)	Sirius XM Radio, Inc.	(292,861)
(737)	TIBCO Software, Inc.*	(18,381)
(496)	Time Warner Cable, Inc.	(56,579)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(1,987)	Time Warner, Inc.	$(123,711)
(6,798)	VeriSign, Inc.*	(325,216)
(10,680)	ViaSat, Inc.*	(713,317)
(997)	WebMD Health Corp.*	(32,911)
		(3,359,540)
	CONSUMER, CYCLICAL – (2.5)%
(1,849)	Big Lots, Inc.*	(66,804)
(1,890)	Brinker International, Inc.	(75,883)
(3,979)	Cabela's, Inc.*	(273,119)
(16,477)	Callaway Golf Co.	(118,305)
(850)	Coach, Inc.	(45,160)
(1,950)	Darden Restaurants, Inc.	(95,647)
(2,450)	Dick's Sporting Goods, Inc.	(125,955)
(10,168)	DR Horton, Inc.	(204,377)
(7,115)	DSW, Inc. - Class A	(539,246)
(6,496)	Genesco, Inc.*	(457,188)
(5,643)	Goodyear Tire & Rubber Co.*	(104,396)
(1,570)	Hasbro, Inc.	(72,220)
(8,435)	Hawaiian Holdings, Inc.*	(64,443)
(2,071)	Iconix Brand Group, Inc.*	(68,012)
(7,905)	JetBlue Airways Corp.*	(51,699)
(2,640)	Johnson Controls, Inc.	(106,154)
(2,311)	KB Home	(41,020)
(8,424)	Lennar Corp. - Class A	(285,321)
(740)	McDonald's Corp.	(72,579)
(1,040)	Meritage Homes Corp.*	(47,070)
(7,436)	Meritor, Inc.*	(60,455)
(3,367)	MGM Resorts International*	(54,916)
(18,770)	National CineMedia, Inc.	(339,925)
(15,629)	Newell Rubbermaid, Inc.	(422,296)
(2,759)	Oxford Industries, Inc.	(186,702)
(2,010)	Royal Caribbean Cruises Ltd.	(76,561)
(3,803)	Ryland Group, Inc.	(153,793)
(11,140)	Southwest Airlines Co.	(154,066)
(18,103)	Standard Pacific Corp.*	(148,083)
(3,020)	Target Corp.	(215,175)
(429)	Tesla Motors, Inc.*	(57,606)
(549)	Titan Machinery, Inc.*	(10,480)
(1,101)	Toll Brothers, Inc.*	(36,190)
(925)	Tractor Supply Co.	(112,045)
(1,386)	Ulta Salon Cosmetics & Fragrance, Inc.*	(139,847)
(790)	Under Armour, Inc. - Class A*	(53,033)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,981)	United Continental Holdings, Inc.*	$(69,038)
(3,860)	Walgreen Co.	(193,965)
(5,854)	WESCO International, Inc.*	(443,616)
		(5,842,390)
	CONSUMER, NON-CYCLICAL – (1.7)%
(6,432)	ACCO Brands Corp.*	(42,516)
(3,842)	Alere, Inc.*	(128,323)
(431)	Ascent Capital Group, Inc. - Class A*	(33,493)
(1,966)	Bunge Ltd.	(149,436)
(5,263)	CBIZ, Inc.*	(38,209)
(1,605)	Chiquita Brands International, Inc.*	(19,388)
(1,430)	Clorox Co.	(122,894)
(3,360)	Coca-Cola Enterprises, Inc.	(126,134)
(5,560)	Cubist Pharmaceuticals, Inc.*	(346,555)
(4,072)	Endo Health Solutions, Inc.*	(156,609)
(12,046)	Exelixis, Inc.*	(61,073)
(7,860)	ExlService Holdings, Inc.*	(220,080)
(5,799)	HealthSouth Corp.*	(188,816)
(842)	Illumina, Inc.*	(67,209)
(6,721)	Isis Pharmaceuticals, Inc.*	(193,901)
(3,498)	Lancaster Colony Corp.	(290,439)
(251)	Live Nation Entertainment, Inc.*	(4,111)
(2,720)	McCormick & Co., Inc.	(194,779)
(5,503)	Medicines Co.*	(170,043)
(2,109)	Neogen Corp.*	(119,116)
(8,310)	Omnicare, Inc.	(438,685)
(6,599)	PHH Corp.*	(149,533)
(1,159)	Post Holdings, Inc.*	(53,766)
(5,116)	Theravance, Inc.*	(197,273)
(2,691)	Universal Corp.	(164,958)
(1,010)	Varian Medical Systems, Inc.*	(73,225)
(2,609)	Volcano Corp.*	(52,102)
(3,994)	Wright Medical Group, Inc.*	(109,516)
		(3,912,182)
	DIVERSIFIED – 0.0%
(582)	Leucadia National Corp.	(15,615)

	ENERGY – (1.0)%
(1,672)	Apache Corp.	(134,178)
(9,062)	Chesapeake Energy Corp.	(211,145)
(1,003)	Cobalt International Energy, Inc.*	(28,936)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(9,120)	Energy XXI Bermuda Ltd. (Bermuda)	$(244,872)
(201)	Goodrich Petroleum Corp.*	(3,823)
(9,877)	Newpark Resources, Inc.*	(112,993)
(20,819)	Penn Virginia Corp.*	(104,928)
(480)	Pioneer Natural Resources Co.	(74,285)
(11,133)	Sanchez Energy Corp.*	(263,295)
(12,740)	SandRidge Energy, Inc.*	(69,051)
(3,381)	Stone Energy Corp.*	(82,361)
(28,007)	Trican Well Service Ltd. (Canada)	(411,204)
(3,840)	Ultra Petroleum Corp.*	(83,136)
(26,752)	Vantage Drilling Co.*	(49,224)
(11,654)	Western Refining, Inc.	(351,135)
		(2,224,566)
	FINANCIAL – (1.7)%
(855)	Affiliated Managers Group, Inc.*	(154,199)
(2,499)	Air Lease Corp.	(69,672)
(1,627)	Alexandria Real Estate Equities, Inc. - REIT	(111,450)
(6,386)	American Equity Investment Life Holding Co.	(116,225)
(1,650)	American Express Co.	(121,721)
(6,881)	Amtrust Financial Services, Inc.	(286,456)
(219)	Bank of America Corp.	(3,197)
(340)	BlackRock, Inc.	(95,866)
(4,000)	Charles Schwab Corp.	(88,360)
(1,200)	Cincinnati Financial Corp.	(58,800)
(2,310)	Cohen & Steers, Inc.	(79,395)
(2,610)	Comerica, Inc.	(111,029)
(4,672)	DFC Global Corp.*	(72,369)
(5,184)	Encore Capital Group, Inc.*	(201,450)
(5,661)	Forest City Enterprises, Inc. - Class A*	(99,181)
(5,236)	Forestar Group, Inc.*	(113,150)
(3,892)	Health Care REIT, Inc. - REIT	(250,995)
(55,379)	Hersha Hospitality Trust - REIT	(325,075)
(18,609)	Host Hotels & Resorts, Inc. - REIT	(332,357)
(653)	Huntington Bancshares, Inc.	(5,583)
(15,059)	iStar Financial, Inc. - REIT*	(171,070)
(4,831)	KeyCorp	(59,373)
(9,565)	Meadowbrook Insurance Group, Inc.	(72,598)
(4,153)	MetLife, Inc.	(201,088)
(1,857)	MGIC Investment Corp.*	(14,188)
(11,306)	OFG Bancorp (Puerto Rico)	(208,822)
(4,720)	Progressive Corp.	(122,767)
(15,578)	Radian Group, Inc.	(218,871)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(3,516)	Walter Investment Management Corp.*	$(139,902)
(4,743)	Wintrust Financial Corp.	(194,036)
		(4,099,245)
	INDUSTRIAL – (2.4)%
(1,020)	3M Co.	(119,779)
(12,132)	American Railcar Industries, Inc.	(435,903)
(1,220)	C.H. Robinson Worldwide, Inc.	(72,736)
(28,560)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(328,726)
(5,323)	Chicago Bridge & Iron Co. N.V. (Netherlands)	(317,144)
(10,213)	Covanta Holding Corp.	(212,532)
(1,260)	Emerson Electric Co.	(77,326)
(18,990)	FARO Technologies, Inc.*	(697,503)
(5,807)	Fluor Corp.	(363,286)
(8,355)	General Cable Corp.	(263,350)
(988)	Greenbrier Cos., Inc.*	(22,595)
(7,483)	Hub Group, Inc. - Class A*	(286,225)
(7,301)	IDEX Corp.	(435,505)
(10,370)	Itron, Inc.*	(447,154)
(1,749)	Jacobs Engineering Group, Inc.*	(103,541)
(4,320)	Knight Transportation, Inc.	(73,310)
(2,983)	Lincoln Electric Holdings, Inc.	(176,116)
(480)	Mettler-Toledo International, Inc.*	(105,888)
(17,619)	National Instruments Corp.	(496,680)
(1,697)	RTI International Metals, Inc.*	(52,013)
(1,260)	Snap-on, Inc.	(119,511)
(7,723)	Swift Transportation Co.*	(137,778)
(1,450)	Tech Data Corp.*	(74,443)
(3,710)	Textron, Inc.	(101,580)
(464)	TransDigm Group, Inc.	(67,090)
(12,311)	Vishay Intertechnology, Inc.*	(177,155)
		(5,764,869)
	TECHNOLOGY – (1.3)%
(1,369)	Allscripts Healthcare Solutions, Inc.*	(21,644)
(9,488)	Bottomline Technologies de, Inc.*	(275,816)
(6,540)	Cabot Microelectronics Corp.*	(241,849)
(23,714)	Cadence Design Systems, Inc.*	(345,750)
(1,324)	Concur Technologies, Inc.*	(117,690)
(2,865)	Electronic Arts, Inc.*	(74,834)
(2,230)	Hittite Microwave Corp.*	(139,331)
(380)	International Business Machines Corp.	(74,115)
(7,205)	Lam Research Corp.*	(354,630)
(1,870)	Linear Technology Corp.	(75,847)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(10,934)	Microchip Technology, Inc.	$(434,517)
(18,701)	Micron Technology, Inc.*	(247,788)
(970)	QUALCOMM, Inc.	(62,614)
(2,391)	SanDisk Corp.*	(131,792)
(1,040)	SAP A.G. - ADR (Germany)	(75,806)
(6,295)	Synaptics, Inc.*	(251,800)
(8,915)	Take-Two Interactive Software, Inc.*	(156,280)
(4,634)	Teradyne, Inc.*	(76,415)
		(3,158,518)
	TOTAL COMMON STOCKS (Proceeds $26,266,751)	(29,020,972)

	EXCHANGE-TRADED FUNDS – (2.7)%
(10,000)	iShares iBoxx $High Yield Corporate Bond ETF	(929,800)
(2,140)	iShares Russell 2000 Growth ETF	(256,800)
(2,300)	iShares U.S. Real Estate ETF	(153,226)
(1,290)	Market Vectors Biotech ETF	(102,026)
(28,050)	Market Vectors Semiconductor ETF	(1,081,608)
(16,710)	SPDR S&P 500 ETF Trust	(2,818,309)
(33,443)	Technology Select Sector SPDR Fund	(1,060,812)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,166,037)	(6,402,581)

Number of Contracts

	WRITTEN OPTION CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	B/E Aerospace, Inc.
(11)	Exercise Price: $70.00, Expiration Date: August 17, 2013	(1,529)
	Best Buy Co., Inc.
(23)	Exercise Price: $30.00, Expiration Date: August 17, 2013	(2,346)
	Boeing Co.
(6)	Exercise Price: $107.00, Expiration Date: August 10, 2013	(360)
	F5 Networks, Inc.
(17)	Exercise Price: $77.50, Expiration Date: August 17, 2013	(16,915)
(11)	Exercise Price: $82.50, Expiration Date: August 17, 2013	(6,699)
	IPG Photonics Corp.
(11)	Exercise Price: $65.00, Expiration Date: August 17, 2013	(495)
(11)	Exercise Price: $70.00, Expiration Date: October 19, 2013	(770)
	LyondellBasell Industries N.V. - Class A
(16)	Exercise Price: $70.00, Expiration Date: August 17, 2013	(1,440)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Micron Technology, Inc.
(111)	Exercise Price: $12.00, Expiration Date: October 19, 2013	$(22,644)
	OSI Systems, Inc.
(11)	Exercise Price: $75.00, Expiration Date: October 19, 2013	(3,850)
	Restoration Hardware Holdings, Inc.
(6)	Exercise Price: $70.00, Expiration Date: August 17, 2013	(690)
		(57,738)
	INDEX – 0.0%
	Chicago Board Options Exchange SPX Volatility Index
(350)	Exercise Price: $21.00, Expiration Date: September 19, 2013	(19,250)
	TOTAL CALL OPTIONS (Proceeds $47,871)	(76,988)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Bed Bath & Beyond, Inc.
(10)	Exercise Price: $75.00, Expiration Date: August 17, 2013	(480)
	Brunswick Corp.
(29)	Exercise Price: $30.00, Expiration Date: August 17, 2013	-
	Cabelas, Inc.
(17)	Exercise Price: $55.00, Expiration Date: August 17, 2013	-
(29)	Exercise Price: $60.00, Expiration Date: August 17, 2013	-
	Facebook, Inc. - Class A
(23)	Exercise Price: $37.00, Expiration Date: August 10, 2013	(2,438)
(11)	Exercise Price: $37.50, Expiration Date: August 10, 2013	(1,463)
	Restoration Hardware Holdings, Inc.
(6)	Exercise Price: $65.00, Expiration Date: August 17, 2013	(900)
	SPDR S&P 500 ETF Trust
(300)	Exercise Price: $135.00, Expiration Date: September 21, 2013	(1,500)
(100)	Exercise Price: $120.00, Expiration Date: December 21, 2013	(2,500)
	Teradyne, Inc.
(58)	Exercise Price: $16.00, Expiration Date: August 17, 2013	(928)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	ViaSat, Inc.
(11)	Exercise Price: $60.00, Expiration Date: August 17, 2013	$(935)
		(11,144)
	TOTAL PUT OPTIONS (Proceeds $65,655)	(11,144)
	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $113,526)	(88,132)
	TOTAL SECURITIES SOLD SHORT (Proceeds $36,587,595)	$(39,463,710)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Callable.
3	Illiquid security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Convertible security.
6	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Counterparty/ Reference Entity	Pay/(a) Receive Fixed Rate	Fixed Rate	Expiration Date	Ccy	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan
Markit CDX.NA.
High Yield Series 20 Index	Pay	5.00%	6/20/18		$2,000,000	$(89,200)	$(36,790)
TOTAL CREDIT DEFAULT SWAPS						$(89,200)	$(36,790)

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

SWAPTIONS
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty/ Description	Buy/Sell Protection	Exercise Price	Expiration Date	Ccy	Notional Amount	Premium	Market Value
J.P. Morgan
Markit CDX.NA.HY.20
Call - 5 Year Index	Sell	$106.00	8/21/13		$5,000,000	$(20,500)	$(18,500)
Call - 5 Year Index	Sell	106.50	8/21/13		5,000,000	(14,500)	(9,000)
Call - 5 Year Index	Sell	105.00	9/18/13		2,500,000	(13,000)	(27,500)
Put - 5 Year Index	Sell	98.00	8/21/13		10,000,000	(47,500)	(860)
Put - 5 Year Index	Buy	103.00	8/21/13		10,000,000	155,000	21,500
Put - 5 Year Index	Sell	95.00	9/18/13		5,000,000	(32,500)	(700)
Put - 5 Year Index	Buy	100.00	9/18/13		5,000,000	81,500	13,500
TOTAL CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES						$108,500	$(21,560)

INTEREST RATE SWAPTIONS
	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.25%	10/28/13	KRW	9,212,000,000	$113,000	$558
Put - OTC 3-Year	3-Month USD-LIBOR-BBA	Receive	3.00	10/29/13		$5,000,000	32,500	84
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16		100,000	4,260	1,541
TOTAL INTEREST RATE SWAPTIONS							$149,760	$2,183

KRW – South Korean Won

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

 (b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer (“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities is less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at July 31, 2013:

Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(35)	CBT FV-US Spread	September, 2013	$43,118
(20)	CBT TY-US Spread	September, 2013	28,467
			$71,585

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

(h) Exchange Traded Notes
Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$214,955,054

Gross unrealized appreciation	$9,394,323
Gross unrealized (depreciation)	(2,146,442)
Net unrealized appreciation on investments	$7,247,881

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 31	Total
Bank Loans	$-	$8,425,655	$-	$8,425,655
Bonds
Asset-Backed Securities	-	135,138,344	-	135,138,344
Corporate2	-	36,386,185	-	36,386,185
Common Stocks2	30,672,310	-	-	30,672,310
Preferred Stocks
Basic Materials	-	206,766	-	206,766
Communications	-	352,949	-	352,949
Consumer, Cyclical	-	339,594	-	339,594
Consumer, Non-cyclical	-	1,515,560	-	1,515,560
Energy	-	1,486,042	-	1,486,042
Financial	283,988	2,792,672	-	3,076,660
Exchange Traded Funds	4,382,397	-	-	4,382,397
Purchased Call Options	182,937	-	-	182,937
Purchased Put Options	37,536	-	-	37,536
Total	$35,559,168	$186,643,767	$-	$222,202,935

Liabilities
Bonds
Corporate2	$-	$3,952,025	$-	$3,952,025
Common Stocks2	29,020,972	-	-	29,020,972
Exchange Traded Funds	6,402,581	-	-	6,402,581
Written Call Options	76,988	-	-	76,988
Written Put Options	11,144	-	-	11,144
Total	$35,511,685	$3,952,025	$-	$39,463,710

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Other Financial Instruments*
Credit Default Swaps	$-	$(36,790)	$-	$(36,790)
Credit Default Swaptions on Credit Indices	-	(21,560)	-	(21,560)
Interest Rate Swaptions	-	2,183	-	2,183
Futures Contracts	71,585	-	-	71,585
Total	$71,585	$(56,167)	$-	$15,418

1	The Fund did not hold any Level 3 securities at period end.
2	For a detailed break-out of by major sector classification, please refer to the Schedule of Investments.
*
Other financial instruments are derivative instruments, such as futures contracts, forward contracts and swaps contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	9/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	9/27/2013

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/2013